Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Investor Warrants

The following table summarizes the warrant activity related to the Investor Warrants during 2012:

Date	Exercise Price per Share	Warrants Exercised	Shares Withheld	Total Shares Issued	Proceeds Received
	(Dollars in thousands, except per share data)
October 12, 2012*	$4.58	369,879	—	369,879	$1,694
October 25, 2012	$4.58	10,057	—	10,057	$46
November 14, 2012**	$4.58	3,514,131	(854,512)	2,659,619	$—

*	The October 12, 2012 warrant exercise was made in connection with our follow-on public offering (See Note 1).

**	The warrant was net exercised at a fair market value of $18.84 per share, resulting in the Company withholding 854,512 shares to settle the exercise price owed by exercising stockholders.